CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital and financial risk management
Long-term debt	$ 1,735.0	$ 1,732.6
Total debt	1,735.0	1,732.6
Common shareholders' equity	$ 4,506.7	$ 4,583.6
Total debt/ total debt and common shareholders' equity ratio	27.80%	27.40%
Minimum
Capital and financial risk management
Company target	0.00%	0.00%
Maximum
Capital and financial risk management
Company target	30.00%	30.00%